OTHER RECEIVABLES AND OTHER PAYABLE - Additional disclosures (Details) - ZAR (R) R in Millions	Oct. 19, 2016	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Rehabilitation obligation payable (as a percent)		50.00%
Rehabilitation recoverable (as a percent)		50.00%
Minimum | Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Gross minimum deferred payment for the contingent consideration	R 3,000
Maximum
Disclosure of detailed information about business combination [line items]
Contractual rehabilitation liability		R 150
Maximum | Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Business combinations, reimbursement payments from seller for negative free cash flows	R 267